Goodwill and Other Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Identified intangible assets
Carrying Amount	$ 60,697,000	$ 60,697,000
Accumulated Amortization	60,697,000	60,697,000
Amortization expense	0	0	$ 0
Changes in carrying amount of goodwill	0	0
Core Deposits [Member]
Identified intangible assets
Carrying Amount	58,675,000	58,675,000
Accumulated Amortization	58,675,000	58,675,000
Contractual Rights [Member]
Identified intangible assets
Carrying Amount	2,022,000	2,022,000
Accumulated Amortization	$ 2,022,000	$ 2,022,000